S000037309 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	151 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (Net Return) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	18.67%	11.17%	9.95%
Lipper Global Equity Income Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.51%	6.10%	6.08%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		8.45%	6.69%	7.22%
Performance Inception Date					Jun. 11, 2012
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.64%	5.60%	6.04%
Performance Inception Date					Jun. 11, 2012
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	5.12%	5.56%
Performance Inception Date					Jun. 11, 2012
Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.21%	7.14%	7.21%
Performance Inception Date					Jun. 11, 2012
Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.32%	8.22%	8.12%
Performance Inception Date					Jun. 11, 2012

[1]	An index designed to measure the performance of large and mid-cap equity securities across 23 developed market countries.
[2]	Represents the average annualized total return for all reporting funds in the Lipper Global Equity Income Funds Classification.